Other income, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of other operating income [Abstract]
Unconditional government grants	¥ 5,832	¥ 6,253	¥ 1,434
Others	(2,143)	72	322
Other Income	¥ 3,689	¥ 6,325	¥ 1,756